CONVERTIBLE NOTES - Key assumptions used in determining fair value of Subsidiary Convertible Note (Details) - Subsidiary Convertible Note	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate
Debt Instrument [Line Items]
Measurement input	0.013
Risk-free interest rate | Minimum
Debt Instrument [Line Items]
Measurement input	0.024
Probability of conversion
Debt Instrument [Line Items]
Measurement input	0.10	0.10
Bond yields | Maximum
Debt Instrument [Line Items]
Measurement input	0.0774	0.0584
Bond yields | Minimum
Debt Instrument [Line Items]
Measurement input	0.0669	0.0485